Shareholders' Equity - Summary of Preferred Share Issuances (Parenthetical) (Detail) - $ / shares	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2021	Apr. 30, 2021	Mar. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Preferred stock shares, liquidation preference per share			$ 25,000	$ 25,000
Depositary per share equivalent to liquidation preference per share			$ 25.00	$ 25.00
Series A
Class Of Stock [Line Items]
Dividend rate		7.00%
Preferred shares redeemable date		Jun. 15, 2026
Series B
Class Of Stock [Line Items]
Dividend rate	6.25%
Preferred shares redeemable date	Dec. 15, 2026